TRANSAMERICA VARIABLE INSURANCE FUND, INC.

GROWTH PORTFOLIO

SEMI-ANNUAL REPORT

PERIOD ENDED
JUNE 30, 2000

Directors
Gary U. Rolle
Chairman
Dr. James H. Garrity
Peter J. Sodini
Jon C. Strauss

Officers
Gary U. Rolle
President
William T. Miller
Treasurer and Assistant Secretary
Regina M. Fink
Secretary
Thomas M. Adams
Assistant Secretary



Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors
Ernst & Young LLP
725 South Figueroa Street

Los Angeles, California 90017

MANAGER COMMENTS
JUNE 30, 2000

TRANSAMERICA VIF Growth Portfolio
Portfolio Manager:  Jeffrey S. Van Harte

Co-Manager: Gary U. Rolle

Fund Performance

The Transamerica VIF Growth Portfolio's total return for the first half of 2000 compared favorably with the S&P 500 Index, registering a total return of 5.64% versus -0.42% for the S&P 500. For the ten-year period ended June 30, 2000, the Portfolio has returned an average annual gain of 27.02%, compared to 17.80% for the Index.

Portfolio Manager Comments

The first half of the year proved to be very volatile. Stocks moved up sharply during the first quarter but corrected sharply in the second quarter. High valuations in the Internet and technology sectors, along with excessive margin debt, contributed to the market's correction. Concerns over rising oil prices and inflation along with the Federal Reserve's resolve to increase short-term interest rates also added to the market's worries.

Our long-held belief of investing in high-quality, premier companies continued to pay off as the market's rally in June focused on high-quality growth companies with proven business models and demonstrable profitability. Low-quality companies with unproven business models did not come back in the June rally.

New positions in the Portfolio in the first half of the year included Northern Trust and 3Com. We believe Northern Trust is extraordinarily well positioned to serve the needs of high net worth individuals, the fastest growing segment of financial services. We also added 3Com given its first half announcement to spin out to the public its most valuable asset, Palm, Inc. The market for personal digital assistants (PDA's) is dominated by Palm, and we feel the PDA market is on the verge of explosive growth.

Portfolio Asset Mix
         Common Stock      97.9%
         Cash and Cash Equivalents  2.1%

Going Forward

We think the market's correction in the second quarter eliminated some of the unhealthy excesses that were not sustainable. We also believe that the Federal Reserve is near the end of its tightening cycle and that oil prices will stabilize in the second half of the year. This should allow the market to focus on the excellent prospects for corporate earnings growth, and we think the stock market will do well in the second half of the year. We also believe the market will refocus on proven companies with excellent growth prospects and that our portfolio is well positioned.

Thank  you  for  your  continued  investment  in  the  Transamerica  VIF  Growth
Portfolio.

                               COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN TRANSAMERICA VIF
                                               GROWTH PORTFOLIO WITH THE S&P 500 INDEX*

Average Annual Total Return

As of June 30, 2000                 One Year        Three Year         Five Year         Ten Year
Growth Portfolio                      28.61%            32.09%            34.95%           27.02%
S&P 500 Index                          7.25%            19.67%            23.80%           17.80%

--Growth Portfolio ($113,577 at 6/30/00)
---S&P 500 Index ($53,058 at 6/30/00)

* Hypothetical illustration of $10,000 invested on December 31, 1989, assuming reinvestment of dividends and capital gains at net asset value through June 30, 2000.

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the Portfolio would have been lower.

See notes to financial statements


GROWTH PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

                                                                                               Market

                                                                          Shares                Value
COMMON STOCKS-- 97.9%
Banks-- 3.4%
Northern Trust Corporation                                               150,000         $  9,759,375
Commercial Services & Supplies-- 6.8%
First Data Corporation                                                   235,000           11,661,875
Sodexho Marriott Services, Inc.                                          475,000            7,600,000
                                                                                           19,261,875

Communication Equipment-- 12.4%
3Com Corporationa                                                        200,000           11,525,000
JDS Uniphase Corporationa                                                 65,000            7,791,875
QUALCOMM, Inc.a                                                          140,000            8,400,000
RF Micro Devices, Inc.a                                                   85,000            7,448,125
                                                                                           35,165,000

Computers & Peripherals-- 10.8%
Dell Computer Corporationa                                               250,000           12,328,125
EMC Corporationa                                                         240,000           18,465,000
                                                                                           30,793,125

Containers & Packaging-- 3.1%
Sealed Air Corporationa                                                  170,000            8,903,750

Diversified Financials-- 5.4%
Charles Schwab Corporation                                               452,108           15,202,115

Diversified Telecommunications Services-- 6.9%
Qwest Communications International, Inc.a                                250,000           12,421,875
Vodafone AirTouch PLC ADRb                                               175,000            7,251,562
                                                                                           19,673,437

Electronic Equipment & Instruments-- 2.7%
Agilent Technologies, Inc.a                                               80,000            5,900,000
Palm, Inc.a                                                               50,000            1,668,750
                                                                                            7,568,750

Food & Drug Retailing-- 12.6%
CVS Corporation                                                          300,000           12,000,000
Kroger Companya                                                          550,000           12,134,375
Safeway, Inc.a                                                           260,000           11,732,500
                                                                                           35,866,875

Internet Software & Services-- 3.0%
DigitalThink, Inc.a                                                       37,000            1,327,375
VeriSign, Inc.a                                                           40,000            7,060,000
                                                                                            8,387,375

Media-- 3.3%
Clear Channel Communications, Inc.a                                      125,000            9,375,000

                                                                       Shares or               Market
                                                                Principal Amount                Value
Pharmaceuticals-- 2.3%
Merck & Company, Inc.                                                     85,000       $    6,513,125

Semiconductor Equipment & Products-- 15.0%
Applied Materials, Inc.a                                                 160,000           14,500,000
Intel Corporation                                                        100,000           13,368,750
Maxim Integrated Products, Inc.a                                         150,000           10,190,625
QLogic Corporationa                                                       70,000            4,624,375
                                                                                           42,683,750

Software-- 3.5%
Microsoft Corporationa                                                   125,000           10,000,000

Specialty Retail-- 2.9%
Gap, Inc.                                                                265,000            8,281,250

Transportation & Logistics-- 3.8%
United Parcel Service, Inc.                                              185,000           10,915,000
Total Common Stocks
(cost  $179,272,018)                                                                      278,349,802

REPURCHASE  AGREEMENT -- 3.2% State Street Bank and Trust  Company,  4.25%,  due
07/03/00, (collateralized by $8,945,000 par value U.S. Treasury Note, 6.500%, due 08/31/01, with a

value of $9,135,081, cost $8,952,000)                               $  8,952,000            8,952,000
Total Investments-- 101.1%
(cost $188,224,018)*                                                                      287,301,802
Liabilities in Excess of Other Assets-- (1.1)%                                            (3,037,372)
Net Assets - 100.0%                                                                      $284,264,430

a Non-income producing security

b ADR -- American Depositary Receipt

*  Aggregate  cost  for  Federal  tax  purposes.   Aggregate  gross   unrealized
appreciation  for all  securities  in which there is an excess of value over tax cost and aggregate  gross  unrealized  depreciation  for all securities in which there is an excess of tax cost over  value  were  $106,686,260  and  $7,608,476, respectively. Net unrealized appreciation for tax purposes is $99,077,784.

See notes to financial statements





STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED
                                                                                                    Growth
                                                                                                 Portfolio

Assets

Investments, at cost                                                                          $188,224,018

Investments, at value                                                                         $287,301,802
Cash                                                                                                   354
Receivables:
Fund shares sold                                                                                     5,176
Dividends and interest                                                                              50,129
Reimbursement from adviser                                                                           4,936
                                                                                               287,362,397

Liabilities
Payables:

Securities purchased                                                                             2,795,637
Fund shares redeemed                                                                                69,934
Advisory fees                                                                                      170,229
Custody fees                                                                                         9,243
Audit fees                                                                                          18,185
Other accrued expenses                                                                              34,739
                                                                                                 3,097,967

Total Net Assets                                                                              $284,264,430

Net Assets Consist of

Paid in capital                                                                               $166,044,956
Undistributed net investment loss                                                                (820,133)
Accumulated net realized gain on investments                                                    19,961,823
Net unrealized appreciation of investments                                                      99,077,784
Total Net Assets                                                                              $284,264,430

Shares Outstanding                                                                              10,110,700
Net Asset Value Per Share                                                                           $28.12


See notes to financial statements





STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                           Growth
                                                                                        Portfolio

Investment Income

Interest income                                                                          $103,773
Dividend income                                                                          201,902*
Total Income                                                                              305,675

Expenses

Investment adviser fee                                                                    993,361
Administration fees                                                                        58,267
Custodian fees                                                                             36,556
Audit fees                                                                                 20,272
Transfer agent fees                                                                        14,848
Legal fees                                                                                    123
Printing expenses                                                                           2,685
Directors' fees                                                                             2,126
Insurance and miscellaneous expenses                                                        2,506
Total expenses before waiver and reimbursement                                          1,130,744
Reimbursed expenses and waived fees                                                       (4,936)
Net Expenses                                                                            1,125,808

Net Investment Income (Loss)                                                            (820,133)

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments                                                       21,886,429
Net change in unrealized appreciation of investments                                  (7,387,869)
Net Realized and Unrealized Gain (Loss) on Investments                                 14,498,560

Net Increase In Net Assets Resulting From Operations                                  $13,678,427

* Net of foreign tax withholding, the amount withheld in the Growth Portfolio was $1,949.

See notes to financial statements




STATEMENTS OF CHANGES IN NET ASSETS


                                                               Period ended            Year ended
                                                              June 30, 2000          December 31,
                                                                (Unaudited)                  1999
Increase In Net Assets
Operations

Net investment loss                                              $(820,133)            $(788,317)
Net realized gain (loss) on investments                          21,886,429           (1,924,606)
Net change in unrealized appreciation of investments            (7,387,869)            61,657,926
Net increase in net assets resulting from operations             13,678,427            58,945,003

Dividends and Distributions to Shareholders

Net realized gains                                                        -             (506,836)

Fund Share Transactions (Note 3)                                 31,930,777            72,324,880

Net Increase in Net Assets                                       45,609,204           130,763,047

Net Assets

Beginning of period                                             238,655,226           107,892,179
End of period1                                                 $284,264,430          $238,655,226

1 Includes undistributed net investment loss of:                 $(820,133)                     -


See notes to financial statements

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period are as follows*

                         Six months
                               ended

                      June 30, 2000                                    Years ended December 31,
                         (Unaudited)             1999              1998             1997              1996             1995
Net Asset Value

Beginning of period          $26.610          $19.360           $14.750          $10.930            $8.582           $5.615

Operations

Net investment loss          (0.081)          (0.088)           (0.013)          (0.050)           (0.065)          (0.069)
Net realized and
   unrealized gain             1.591            7.395             6.380            5.130             2.413            3.036
Total from
  investment

  operations                   1.510            7.307             6.367            5.080             2.348            2.967

Dividends/Distributions to Shareholders

Net realized gains                 -          (0.057)           (1.757)          (1.260)                 -                -

Net Asset Value

End of period                $28.120          $26.610           $19.360          $14.750           $10.930           $8.582

Total Return                  5.64%a           37.79%            43.28%           46.50%            27.36%           52.84%

Ratios and Supplemental Data
Expenses to average

   net assets1                0.85%3            0.85%             0.85%            0.85%             1.27%            1.41%
Net investment loss
   to average
  net assets2               (0.62%)3          (0.49%)           (0.32%)          (0.39%)           (0.68%)          (0.94%)
Portfolio
   turnover rate             19.89%            28.79%            34.41%           20.54%            34.58%           18.11%
Net Assets, end of
  period

   (in thousands)           $284,264         $238,655          $107,892          $46,378           $32,238          $25,738

a Total return is not annualized for periods less than one year.

*Prior to November 1, 1996, activity represents accumulated unit values of Transamerica Occidental's Separate Account Fund C which have been converted to share values for presentation purposes.

1 If the  Investment  Adviser had not waived  expenses,  the ratio of  operating expenses to average net assets would have been 0.85%, 0.90%, 0.96%, 0.98% and 1.34% for the periods ended June 30, 2000 and December 31, 1999, 1998, 1997 and 1996, respectively.

2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.62%), (0.55%), (0.44%), (0.52%) and (0.75%) for the periods ended June 30, 2000 and

  December 31, 1999, 1998, 1997 and 1996, respectively.

3 Annualized.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Insurance Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was established as a Maryland Corporation on June 23, 1995. One of the Fund's portfolios is the Growth Portfolio (the "Portfolio"). The Portfolio's investment objective is long-term capital growth.

The Portfolio is the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account, with a fair value of $29,567,077 and a cost basis of $15,661,836, were transferred to the Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Portfolio. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is shares of the Portfolio. Effective October 31, 1996, the net asset value of the Portfolio was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Securities

Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Portfolio's Board of Directors. Debt securities with a maturity of 60 days or less, are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements

The Portfolio may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Portfolio were $79,509,112 and $52,263,307 respectively, for the period ended June 30, 2000.

(D) Dividends and Distributions

The Portfolio declares and distributes dividends from net investment income and net realized capital gains, if any, at least annually. Net realized capital gains, if any, are distributed at least annually. All distributions are paid in shares at net asset value.

(E) Federal Income Taxes

The Portfolio's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of December 31, 1999 for Federal income tax purposes, the Portfolio had a capital loss carry forward of $1,924,606 expiring in 2007.

(F) Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Transamerica Investment Management, LLC (the "Adviser"). For its services to the Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment research and other information and services to the Portfolio. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolio.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Portfolio which exceeds 0.85% of the average daily net assets.

No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Fund for acting as director or officer of the Fund. Each director of the Fund who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Fund a $500 annual fee, and $250 for each meeting of the Fund's Board attended, and is reimbursed for expenses incurred in connection with such attendance. For the period ended June 30, 2000, the Portfolio's expensed fee of $2,126 to all directors who are not affiliated persons of the Adviser.

3. CAPITAL STOCK TRANSACTIONS
The Fund has one billion shares of $0.001 par value stock authorized. As of June 30, 2000, the Portfolio was authorized to issue two hundred million shares.


                                                                    Period ended                                 Year ended
                                                                   June 30, 2000                          December 31, 1999
                                                                     (Unaudited)
Growth Portfolio                               Shares                     Amount               Shares                Amount
Capital stock sold                          1,484,457                $41,392,210            4,242,531           $90,830,811
Capital stock issued upon
  reinvestment of dividends
   and distributions                                -                          -               22,028               506,859
Capital stock redeemed                      (343,661)                (9,461,433)            (868,305)          (19,012,790)
Net increase                                1,140,796                $31,930,777            3,396,254           $72,324,880

TRANSAMERICA VARIABLE INSURANCE FUND, INC.

         GROWTH PORTFOLIO
         MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

PERIOD ENDED
JUNE 30, 2000

Directors
Gary U. Rolle
Chairman
Dr. James H. Garrity
Peter J. Sodini
Jon C. Strauss

Officers
Gary U. Rolle
President
William T. Miller
Treasurer and Assistant Secretary
Regina M. Fink
Secretary
Thomas M. Adams
Assistant Secretary


Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors
Ernst & Young LLP
725 South Figueroa Street

Los Angeles, California 90017

MANAGER COMMENTS - GROWTH PORTFOLIO
JUNE 30, 2000

TRANSAMERICA VIF Growth Portfolio
Portfolio Manager:  Jeffrey S. Van Harte

Co-Manager: Gary U. Rolle

Fund Performance

The Transamerica VIF Growth Portfolio's total return for the first half of 2000 compared favorably with the S&P 500 Index, registering a total return of 5.64% versus -0.42% for the S&P 500. For the ten-year period ended June 30, 2000, the Portfolio has returned an average annual gain of 27.02%, compared to 17.80% for the Index.

Portfolio Manager Comments

The first half of the year proved to be very volatile. Stocks moved up sharply during the first quarter but corrected sharply in the second quarter. High valuations in the Internet and technology sectors, along with excessive margin debt, contributed to the market's correction. Concerns over rising oil prices and inflation along with the Federal Reserve's resolve to increase short-term interest rates also added to the market's worries.

Our long-held belief of investing in high-quality, premier companies continued to pay off as the market's rally in June focused on high-quality growth companies with proven business models and demonstrable profitability. Low-quality companies with unproven business models did not come back in the June rally.

New positions in the portfolio in the first half of the year included Northern Trust and 3Com. We believe Northern Trust is extraordinarily well positioned to serve the needs of high net worth individuals, the fastest growing segment of financial services. We also added 3Com given its first half announcement to spin out to the public its most valuable asset, Palm, Inc. The market for personal digital assistants (PDA's) is dominated by Palm, and we feel the PDA market is on the verge of explosive growth.

Portfolio Asset Mix

        Common Stock                              97.9%
        Cash and Cash Equivalents                 2.1%

Going Forward

We think the market's correction in the second quarter eliminated some of the unhealthy excesses that were not sustainable. We also believe that the Federal Reserve is near the end of its tightening cycle and that oil prices will stabilize in the second half of the year. This should allow the market to focus on the excellent prospects for corporate earnings growth, and we think the stock market will do well in the second half of the year. We also believe the market will refocus on proven companies with excellent growth prospects and that our portfolio is well positioned.

Thank  you  for  your  continued  investment  in  the  Transamerica  VIF  Growth
Portfolio.

comparison of change in value of a $10,000 investment in transamerica vif growth portfolio with the S&P 500 index*

                             Average Annual Total Return

As of June 30, 2000          One Year          Three Year          Five Year             Ten Year
Growth Portfolio             28.61%            32.09%              34.95%                27.02%
S&P 500 Index                7.25%             19.67%              23.80%                17.80%

Growth Portfolio ($113,577 at 6/30/00)
S&P 500 Index ($53,058 at 6/30/00)

* Hypothetical illustration of $10,000 invested on December 31, 1989, assuming reinvestment of dividends and capital gains at net asset value through June 30, 2000.

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the Portfolio would have been lower.

See notes to financial statements


GROWTH PORTFOLIO - SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

                                                                                                        Market

                                                                          Shares                         Value

COMMON STOCKS-- 97.9%
Banks-- 3.4%
Northern Trust Corporation                                               150,000                   $ 9,759,375

Commercial Services & Supplies-- 6.8%
First Data Corporation                                                   235,000                    11,661,875
Sodexho Marriott Services, Inc.                                          475,000                     7,600,000
                                                                                                    19,261,875

Communication Equipment-- 12.4%
3Com Corporationa                                                        200,000                    11,525,000
JDS Uniphase Corporationa                                                 65,000                     7,791,875
QUALCOMM, Inc.a                                                          140,000                     8,400,000
RF Micro Devices, Inc.a                                                   85,000                     7,448,125
                                                                                                    35,165,000

Computers & Peripherals-- 10.8%
Dell Computer Corporationa                                               250,000                    12,328,125
EMC Corporationa                                                         240,000                    18,465,000
                                                                                                    30,793,125

Containers & Packaging-- 3.1%
Sealed Air Corporationa                                                  170,000                     8,903,750

Diversified Financials-- 5.4%
Charles Schwab Corporation                                               452,108                    15,202,115

Diversified Telecommunications Services-- 6.9%
Qwest Communications International, Inc.a                                250,000                    12,421,875
Vodafone AirTouch PLC ADRb                                               175,000                     7,251,562
                                                                                                    19,673,437

Electronic Equipment & Instruments-- 2.7%
Agilent Technologies, Inc.a                                               80,000                     5,900,000
Palm, Inc.a                                                               50,000                     1,668,750
                                                                                                     7,568,750

Food & Drug Retailing-- 12.6%
CVS Corporation                                                          300,000                    12,000,000
Kroger Companya                                                          550,000                    12,134,375
Safeway, Inc.a                                                           260,000                    11,732,500
                                                                                                    35,866,875

Internet Software & Services-- 3.0%
DigitalThink, Inc.a                                                       37,000                     1,327,375
VeriSign, Inc.a                                                           40,000                     7,060,000
                                                                                                     8,387,375

Media-- 3.3%
Clear Channel Communications, Inc.a                                      125,000                     9,375,000

Pharmaceuticals-- 2.3%
Merck & Company, Inc.                                                     85,000                     6,513,125

                                                                       Shares or                        Market
                                                                Principal Amount                         Value

Semiconductor Equipment & Products-- 15.0%
Applied Materials, Inc.a                                                 160,000                 $  14,500,000
Intel Corporation                                                        100,000                    13,368,750
Maxim Integrated Products, Inc.a                                         150,000                    10,190,625
QLogic Corporationa                                                       70,000                     4,624,375
                                                                                                    42,683,750

Software-- 3.5%
Microsoft Corporationa                                                   125,000                    10,000,000

Specialty Retail-- 2.9%
Gap, Inc.                                                                265,000                     8,281,250

Transportation & Logistics-- 3.8%
United Parcel Service, Inc.                                              185,000                    10,915,000

Total Common Stocks

(cost $179,272,018)                                                                                278,349,802

REPURCHASE  AGREEMENT -- 3.2% State Street Bank and Trust  Company,  4.25%,  due
07/03/00, (collateralized by $8,945,000 par value U.S. Treasury Note, 6.500%, due 08/31/01, with a

value of $9,135,081, cost $8,952,000)                                 $8,952,000                     8,952,000

Total Investments-- 101.1%
(cost $188,224,018)*                                                                               287,301,802
Liabilities in Excess of Other Assets-- (1.1)%                                                      (3,037,372)
Net Assets - 100.0%                                                 $284,264,430

a Non-income producing security

b ADR -- American Depositary Receipt

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $106,686,260 and $7,608,476, respectively. Net unrealized appreciation for tax purposes is $99,077,784.

See notes to financial statements

MANAGER COMMENTS - MONEY MARKET PORTFOLIO
June 30, 2000

TRANSAMERICA VIF Money Market Portfolio
Portfolio Manager:  Edward S. Han
Co-Manager:  Heidi Y. Hu

Fund Performance

The Transamerica VIF Money Market Portfolio's return for the six-month period ending June 30, 2000 was 2.74%. In comparison, the IBC Money Fund Report(TM) had a return of 2.72%. The seven-day current and effective yields were 6.06% and 6.25% respectively, as of June 30, 2000. The Fund's average annual return since inception in January 1998 is 4.94%.

Portfolio Manager Comments

The Portfolio's objective is to provide a high level of current income consistent with liquidity and the preservation of capital. The Portfolio continued to perform well relative to its peer group in 2000 despite a challenging interest rate environment caused by the strength of the U.S. economy. The year 2000 has thus far seen a continuation of the trends exhibited in 1999, which included healthy consumer demand, tight labor markets, and rising energy prices. Due to concerns that inflation risks were rising, the Federal Reserve raised the federal funds target rate 100 basis points since the beginning of 2000 in an effort to slow the economy to a more sustainable, non-inflationary pace. Towards the end of the second quarter, the economy began showing some signs of moderation, suggesting that the rate increases were beginning to take effect. We actively managed the Portfolio's maturity structure in anticipation of the Federal Reserve's actions, and were thus able to generate consistent outperformance for our investors.

Portfolio Asset Mix
         Commercial Paper  100.0%

Going Forward:
We expect the Federal Reserve to remain vigilant for signs of increasing inflation and to further increase the federal funds rate if the economy shows signs of reacceleration. As a result, we expect more moderate economic growth in the second half of 2000. We will continue to invest in high quality companies and to manage the Portfolio to provide a high level of income, while preserving safety and liquidity.

Thank you for your continued investment in the Transamerica VIF Money Market Portfolio.

                               COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN TRANSAMERICA VIF
                                       MONEY MARKET PORTFOLIO WITH THE IBC'S MONEY FUND REPORT*


Average Annual Total Return

As of June 30, 2000                          One Year                           Inception to Date
Money Market Portfolio                          5.20%                                       4.94%
The IBC First Tier Universe                     5.15%                                       4.92%


-- Money Market Portfolio ($11,281 at 6/30/00) - -The IBC's Money Fund Report(TM) ($11,273 at 6/30/00)

* Hypothetical illustration of $10,000 invested at inception (January 2, 1998), assuming reinvestment of dividends and capital gains at net asset value through June 30, 2000.

The seven-day current yield as of June 30, 2000 was 6.06%.

The IBC's Money Fund ReportTM - All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

An investment in the Portfolio is neither insured nor guaranteed by the FDIC or any other U.S. government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

If the Investment Adviser had not waived fees and reimbursed expenses, the returns of the Portfolio would have been lower.

See notes to financial statements


MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


                                                                                           Principal          Amortized
                                                                                              Amount               Cost
COMMERCIAL  PAPER  --  DOMESTIC  --  124.6%  Beverages  --  8.1%

Anheuser-Busch Companies, Inc.                           6.800%           07/03/00         $770,000           $769,709
Coca Cola Company

                                                          6.510%           07/06/00          440,000            439,602
                                                                                                              1,209,311

Commercial Financial Services-- 22.7%
Assets Securitization Cooperative Corporation
                                                          6.600%           07/12/00          510,000            508,971
                                                          6.550%           08/18/00          400,000            396,507
Associates Corporation of North America

                                                          6.520%           07/10/00          775,000            773,737
General Electric Capital Corporation

                                                          6.550%           07/13/00          748,000            746,367
                                                          6.700%           07/17/00          194,000            193,422
IBM Credit Corporation

                                                          6.550%           07/05/00          500,000            499,636
                                                          6.750%           07/05/00          280,000            279,790
                                                                                                              3,398,430

Commercial Services & Supplies-- 4.6%
R.R. Donnelley & Sons Company
                                                          6.650%           07/24/00          695,000            692,047
Communication Equipment-- 2.0%
Motorola, Inc.
                                                          6.530%           08/23/00          300,000            297,116
Consumer Financial Services-- 12.3%
Ford Motor Credit Company
                                                          6.600%           07/03/00          910,000            909,666
USAA Capital Corporation

                                                          6.640%           07/14/00          940,000            937,746
                                                                                                              1,847,412

Diversified Financials-- 12.6%
Exxon Capital Corporation
                                                          6.850%           07/05/00          450,000            449,658
Goldman Sachs Group LP

                                                          6.580%           07/05/00          560,000            559,590
                                                          6.650%           07/06/00          350,000            349,677
Merrill Lynch & Company, Inc.
                                                          6.680%           07/20/00          400,000            398,590
                                                          6.540%           08/23/00          130,000            128,748
                                                                                                              1,886,263

Diversified Telecommunications Services-- 5.6%
AT&T Corporation
                                                          6.700%           07/14/00          100,000             99,758
BellSouth Telecommunications, Inc.
                                                          6.550%           07/07/00          745,000            744,187
                                                                                                                843,945

Electric Utilities-- 5.6%
Florida Power Corporation
                                                          6.560%           08/02/00          748,000            743,639
Northern States Power Company

                                                          6.550%           07/10/00          100,000             99,836
                                                                                                                843,475

                                                                                           Principal          Amortized
                                                                                              Amount               Cost
Electrical Equipment-- 5.1%
Emerson Electric Company
                                                          6.920%           07/05/00         $770,000           $769,408
Financial Services-- 18.1%
Ciesco LP
                                                          6.530%           07/05/00          830,000            829,398
Corporate Asset Funding Corporation

                                                          6.550%           07/11/00          550,000            548,999
Delaware Funding Corporation

                                                          6.580%           07/27/00          300,000            298,574
                                                          6.580%           08/28/00          300,000            296,820
Receivables Capital Corporation

                                                          6.710%           07/17/00          340,000            338,986
                                                          6.610%           09/15/00          400,000            394,418
                                                                                                              2,707,195

Food & Drug Retailing-- 5.2%
Albertson's, Inc.
                                                          6.510%           07/07/00          775,000            774,159
Food Products-- 4.9%
H.J. Heinz Company
                                                          6.550%           08/17/00          750,000            743,587
Hotels, Restaurants & Leisure-- 3.7%
McDonald's Corporation
                                                          6.950%           07/05/00          550,000            549,575
Leisure Equipment & Products-- 3.5%
Eastman Kodak Company
                                                          6.700%           07/10/00          400,000            399,330
                                                          6.540%           08/23/00          130,000            128,748
                                                                                                                528,078

Multiline Retail-- 3.3%
Wal-Mart Stores, Inc.
                                                          6.650%           07/19/00          491,000            489,368
Oil & Gas -- 7.3%
Chevron Corporation

                                                          6.550%           07/03/00          770,000            769,720
Exxon Mobil Corporation

                                                          6.600%           07/06/00          320,000            319,707
                                                                                                              1,089,427

Total Commercial Paper -- Domestic

(amortized cost $18,668,796)                                                                                 18,668,796
REPURCHASE AGREEMENT-- 0.8%
State Street Bank and Trust Company,
4.25%, due 07/03/00, (collateralized
by $115,000 par value U.S. Treasury
Note, 6.375%, due 06/30/02, with a
value of $115,000, cost $109,000)                                                            109,000            109,000
Total Investments-- 125.4%
(amortized cost $18,777,796)                                                                                 18,777,796
Liabilities in Excess of Other Assets-- (25.4)%                                                             (3,797,888)
Net Assets - 100.0%                                                                                         $14,979,908

See notes to financial statements




STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

                                                                Growth               Money Market
                                                              Portfolio                 Portfolio
Assets

Investments, at cost                                       $188,224,018               $18,777,796

Investments, at value                                      $287,301,802               $18,777,796
Cash                                                                354                       719
Receivables:
Fund shares sold                                                  5,176                    19,037
Dividends and interest                                           50,129                        13
Reimbursement from adviser                                        4,936                     9,032
                                                            287,362,397                18,806,597
Liabilities
Payables:

Securities purchased                                          2,795,637                         -
Fund shares redeemed                                             69,934                 3,797,416
Advisory fees                                                   170,229                     5,144
Custody fees                                                      9,243                     9,049
Audit fees                                                       18,185                     1,362
Other accrued expenses                                           34,739                    13,718
                                                              3,097,967                 3,826,689
Total Net Assets                                           $284,264,430               $14,979,908

Net Assets Consist of

Paid in capital                                            $166,044,956               $14,979,908
Undistributed net investment loss                             (820,133)                         -
Accumulated net realized gain on investments                 19,961,823                         -
Net unrealized appreciation of investments                   99,077,784                         -
Total Net Assets                                           $284,264,430               $14,979,908

Shares Outstanding                                           10,110,700                14,979,908
Net Asset Value Per Share                                        $28.12                    $1.00

See notes to financial statements






STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                Growth               Money Market
                                                              Portfolio                 Portfolio
Investment Income

Interest income                                                $103,773                  $530,844
Dividend income                                                201,902*                         -
Total Income                                                    305,675                   530,844

Expenses

Investment adviser fee                                          993,361                    30,661
Administration fees                                              58,267                    24,865
Custodian fees                                                   36,556                    35,400
Audit fees                                                       20,272                     1,492
Transfer agent fees                                              14,848                    11,934
Legal fees                                                          123                        25
Printing expenses                                                 2,685                       270
Directors' fees                                                   2,126                       114
Insurance and miscellaneous expenses                              2,506                       335
Total expenses before waiver and reimbursement                1,130,744                   105,096
Reimbursed expenses and waived fees                             (4,936)                  (52,525)
Net Expenses                                                 1,125,808                     52,571

Net Investment Income (Loss)                                  (820,133)                   478,273

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments                             21,886,429                         -
Net change in unrealized appreciation
   of investments                                           (7,387,869)                         -
Net Realized and Unrealized Gain (Loss)
   on Investments                                            14,498,560                         -

Net Increase In Net Assets

   Resulting From Operations                                $13,678,427                  $478,273

* Net of foreign tax withholding, the amount withheld in the Growth Portfolio was $1,949.

See notes to financial statements





GROWTH PORTFOLIO - STATEMENTS OF CHANGES IN NET ASSETS


                                                           Period ended                Year ended
                                                          June 30, 2000             December 31,
                                                            (Unaudited)                      1999
Increase In Net Assets
Operations

Net investment loss                                          $(820,133)                $(788,317)
Net realized gain (loss) on investments                      21,886,429               (1,924,606)
Net change in unrealized
    appreciation of investments                             (7,387,869)                61,657,926
Net increase in net assets resulting
   from operations                                           13,678,427                58,945,003

Dividends and Distributions to Shareholders

Net realized gains                                                    -                 (506,836)

Fund Share Transactions (Note 3)                             31,930,777                72,324,880

Net Increase in Net Assets                                   45,609,204               130,763,047

Net Assets

Beginning of period                                         238,655,226               107,892,179
End of period1                                             $284,264,430              $238,655,226

1     Includes undistributed

net investment  loss of:                                     $(820,133)                         -

See notes to financial statements






MONEY MARKET PORTFOLIO - STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Period ended                Year ended
                                                                   June 30, 2000              December 31,
                                                                     (Unaudited)                      1999
Increase In Net Assets
Operations

Net investment income                                                   $478,273                  $547,228
Net realized gain on investments                                               -                         -
Net change in unrealized appreciation of investments                           -                         -
Net increase in net assets resulting from operations                     478,273                   547,228

Dividends and Distributions to Shareholders

Net investment income                                                  (478,273)                 (547,228)

Fund Share Transactions (Note 3)                                     (2,498,895)                10,675,749

Net Increase (Decrease) in Net Assets                                (2,498,895)                10,675,749

Net Assets

Beginning of period                                                   17,478,803                 6,803,054
End of period                                                        $14,979,908               $17,478,803

See notes to financial statements



GROWTH PORTFOLIO - FINANCIAL HIGHLIGHTS

                                 Six months
                                       ended

                               June 30, 2000                           Years ended December 31,
                                 (Unaudited)          1999         1998         1997         1996              1995
Net Asset Value

Beginning of period                  $26.610       $19.360      $14.750      $10.930       $8.582            $5.615

Operations

Net investment loss                  (0.081)       (0.088)      (0.013)      (0.050)      (0.065)           (0.069)
Net realized and
   unrealized gain                     1.591         7.395        6.380        5.130        2.413             3.036
Total from investment

   operations                          1.510         7.307        6.367        5.080        2.348             2.967

Dividends/Distributions to Shareholders

Net realized gains                         -       (0.057)      (1.757)      (1.260)            -                 -

Net Asset Value

End of period                        $28.120       $26.610      $19.360      $14.750      $10.930            $8.582

Total Return                          5.64%a        37.79%       43.28%       46.50%        27.36            52.84%

Ratios and Supplemental Data

Expenses to average net assets1       0.85%3         0.85%        0.85%        0.85%        1.27%             1.41%
Net investment loss to
   average net assets 2             (0.62%)3       (0.49%)      (0.32%)      (0.39%)      (0.68%)           (0.94%)
Portfolio turnover rate               19.89%        28.79%       34.41%       20.54%       34.58%            18.11%
Net Assets, end of
   period (in thousands)            $284,264      $238,655     $107,892      $46,378      $32,238           $25,738

* Prior to November 1, 1996, activity represents accumulated unit values of Transamerica Occidental's Separate Account Fund C which have been converted to share values for presentation purposes.

a Total return is not annualized for periods less than one year.

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.85%, 0.90%, 0.96%, 0.98% and 1.34% for the periods ended June 30, 2000 and December 31, 1999, 1998, 1997 and 1996, respectively.

2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.62%), (0.55%), (0.44%), (0.52%) and (0.75%) for the periods ended June 30, 2000 and December 31, 1999, 1998, 1997 and 1996, respectively.

3 Annualized.

See notes to financial statements

MONEY MARKET PORTFOLIO - FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows

                                                           Period ended       Year ended      Period ended
                                                          June 20, 2000    December 31,      December 31,
                                                            (Unaudited)             1999             1998*
Net Asset Value

Beginning of period                                              $1.000           $1.000            $1.000

Operations

Net investment income                                             0.027            0.045             0.048

Dividends/Distributions to Shareholders

Net investment income                                           (0.027)          (0.045)           (0.048)

Net Asset Value

End of period                                                    $1.000           $1.000            $1.000

Total Return                                                    2.74% a            4.62%           4.93% a

Ratios and Supplemental Data

Expenses to average net assets 1                                 0.60%3            0.60%            0.60%3
Net investment income to average net assets 2                   5.46% 3            4.59%           4.81% 3
Net Assets, end of period (in thousands)                        $14,980          $17,479            $6,803

* The Portfolio commenced operations on January 2, 1998.

a Total return is not annualized for periods less than one year.

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1.39% and 3.03% for the periods ended June 30, 2000 and December 31, 1999 and 1998, respectively.

2 If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 4.86%, 3.79% and 2.38% for the periods ended June 30, 2000 and December 31, 1999 and 1998, respectively.

3 Annualized.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Insurance Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was established as a Maryland Corporation on June 23, 1995. The Fund
currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio (the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Money Market Portfolio's investment objective is to maximize current income.

The Growth Portfolio as the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account, with a fair value of $29,567,077 and a cost basis of $15,661,836, were transferred to the Growth Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Growth Portfolio. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is shares of the Growth Portfolio. Effective October 31, 1996, the net asset value of the Growth Portfolio was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change. The Money Market Portfolio commenced operations on January 2, 1998.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities

Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Fund's Board of Directors. Debt securities with a maturity of 60 days or less, and all investments in the Money Market Portfolio are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements

The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $79,509,112 and $52,263,307 respectively, for the period ended June 30, 2000.

(D) Dividends and Distributions

The Growth Portfolio declares and distributes dividends from net investment income and net realized capital gains, if any, at least annually. The Money Market Portfolio declares dividends daily and pays such dividends monthly. Net realized capital gains, if any, are distributed at least annually. All distributions are paid in shares of the relevant Portfolio at net asset value.

(E) Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of December 31, 1999, for Federal income tax purposes, the Growth Portfolio had a capital loss carry forward of $1,924,606 expiring in 2007.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (UNAUDITED)

(F) Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Transamerica Investment Management, LLC (the "Adviser"). For its services to the Growth
Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio. For its services to the Money Market Portfolio, the Adviser receives an annual advisory fee of 0.35% of the average daily net assets of the Portfolio.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment research and other information and services to the Portfolios. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolios.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Growth and Money Market Portfolios which exceed 0.85% and 0.60%, respectively, of the average daily net assets of the Portfolios.

No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Fund for acting as director or officer of the Fund. Each director of the Fund who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Fund a $500 annual fee, and $250 for each meeting of the Fund's Board attended, and is reimbursed for expenses incurred in connection with such attendance. For the period ended June 30, 2000, the Portfolios' expensed aggregate fee of $2,240 to all directors who are not affiliated persons of the Adviser.

3. CAPITAL STOCK TRANSACTIONS
The Fund has one billion shares of $0.001 par value stock authorized. As of June
30, 2000, the Growth Portfolio was authorized to issue two hundred million shares.

                                                              Period Ended                                  Year Ended
                                                              June 30, 2000                           December 31, 1999
                                                                (Unaudited)
Growth Portfolio                               Shares                Amount                Shares                Amount
Capital stock sold                          1,484,457           $41,392,210             4,242,531           $90,830,811
Capital stock issued upon
  reinvestment of dividends
  and distributions                                 -                     -                22,028               506,859
Capital stock redeemed                      (343,661)           (9,461,433)             (868,305)          (19,012,790)
Net increase                                1,140,796           $31,930,777             3,396,254           $72,324,880

As of June 30, 2000, the Money Market Portfolio was authorized to issue two hundred million shares.

                                                              Period Ended                                   Year Ended
                                                              June 30, 2000                          December 31, 1999
                                                                (Unaudited)
Money Market Portfolio                         Shares                Amount                Shares                Amount
Capital stock sold                        116,758,553          $116,758,553           149,428,213          $149,428,213
Capital stock issued upon
  reinvestment of dividends
  and distributions                           478,239               478,239               547,242               547,242
Capital stock redeemed                  (119,735,687)         (119,735,687)         (139,299,706)         (139,299,706)
Net increase (decrease)                   (2,498,895)          $(2,498,895)            10,675,749           $10,675,749

Notes to financial statements